Other Assets	12 Months Ended
Dec. 31, 2014
Other Assets [Abstract]
Other Assets

9. Other Assets

Other current assets consist of the following:

As of December 31 (in thousands)	2014 EUR	2013 EUR

Advance payments to Zeiss	69,307	99,415
Prepaid expenses	161,482	100,077
Operations to be invoiced	40,912	8,114
Derivative financial instruments	38,257	40,843
VAT	41,121	67,381

Other assets	39,012	20,591

Other current assets	390,091	336,421

Zeiss is our sole supplier of main optical systems (lenses, mirrors, collectors and other critical optical components) and, from time to time, receives non-interest bearing advance payments from us that support Zeiss’ work-in-process, thereby securing lens and optical module deliveries to us. Amounts owed under these advance payments are settled through future lens or EUV optical module deliveries which explains the decrease in 2014 compared to 2013.

Prepaid expenses mainly include prepaid income taxes on intercompany profit, not realized by the ASML group of EUR 58.2 million as of December 31, 2014 (2013: EUR 45.4 million). The increase in 2014 mainly relates to prepayments in relation to our joint development projects with one of our research partners.

Derivative financial instruments consist of forward foreign exchange contracts and the current part of the aggregate fair value of interest rate swaps, see Note 4.

Other non-current assets consist of the following:

As of December 31 (in thousands)	2014 EUR	2013 EUR

Advance payments to Zeiss	285,659	224,123
Derivative financial instruments	115,546	30,777
Compensation plan assets[1]	26,172	20,174
Prepaid expenses	6,525	10,950
Subordinated loan granted to lessor in respect of Veldhoven headquarters[2]	5,445	5,445
Other	5,473	7,090

Other non-current assets	444,820	298,559

1	For further details on compensation plan assets see Note 18.
2	For further details on the loan granted to lessor in respect of Veldhoven headquarters see Note 12.

The increase in the advance payments to Zeiss in 2014 compared to 2013 is mainly driven by a prepayment under an EUV agreement.

Derivative financial instruments consist of the non-current part of the fair value of interest rate swaps, which increased in value as a result of the decrease in EURIBOR, see Note 4.